Financial instruments and risk management (Details) - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial liabilities
Financial liabilities	$ 4,928,607	$ 5,037,600	$ 5,249,024
Financial debt [Member]
Financial liabilities
Financial liabilities	(4,928,607)	(5,037,600)	(5,249,024)
Trade payables, sundry creditors and expenses payable [Member]
Financial liabilities
Financial liabilities	(4,491,171)	(4,593,344)	(4,163,443)
Lease liabilities [member]
Financial liabilities
Financial liabilities	(803,050)	0	0
Due to related parties [Member]
Financial liabilities
Financial liabilities	(76,704)	(147,514)	(55,252)
Cash and cash equivalent [Member]
Financial assets
Financial assets	18,662,765	17,901,845	16,112,268
Investment in securities at fair value through profit or loss [Member]
Financial assets
Financial assets	186,284	550,068	1,127,841
Investment in Securities Measured At Fair Value Through Other Comprehensive Income Category [Member]
Financial assets
Financial assets	315,761	0	0
Investment in Life Insurance [Member]
Financial assets
Financial assets	65,545	66,177	64,629
Accounts receivables
Financial assets
Financial assets	2,523,092	2,444,013	2,599,208
Due from related parties [Member]
Financial assets
Financial assets	13,674	99	326
Long-term receivables [Member]
Financial assets
Financial assets	173,488	171,222	162,337
Derivative financial instruments
Financial assets
Financial assets	18,098	6,570	0
Financial liabilities
Financial liabilities	$ 0	$ 0	$ (6,821)